RESTRICTED CASH (Details)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
RESTRICTED CASH
Restricted cash		$ 439,736	$ 478,260	$ 449,760
Cash collateral as a guarantee	$ 600,000